September 28, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Artio Global Investment Funds and its respective series:
Artio U.S. Microcap Fund Artio U.S. Smallcap Fund Artio U.S. Midcap Fund Artio U.S. Multicap Fund
---File No. 811-06652, 33-47507

Dear Sir/Madam:

On behalf of the above referenced Funds, transmitted herewith for filing pursuant to Rule 14c-101 of Regulation 14C under the Securities Exchange Act of 1934 (the “1934 Act”) is a Definitive Information Statement to be sent to stockholders.

Please contact the undersigned at 617-662-1742 in connection with any questions or comments regarding the filing.

Sincerely,

/s/ David James

David James

Assistant Secretary

Artio Global Investment Funds